UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172     8-15-2007
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  198,582

List of Other Included Managers:

                                INTEGRE ADVISORS
                                    FORM 13F
                                 June 30, 2007

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVIS BUDGET GROUP INC          COM              053774105    19566   688202 SH       SOLE                   120547    10422   557233
BIOPURE CORP CL A              COM              09065H303        1     1500 SH       OTHER                                      1500
BRANDYWINE RLTY TR SH BEN INT  COM              105368203     2736    95728 SH       SOLE                    44585     2847    48296
BROADRIDGE FINL SOLUTIONS INC  COM              11133T103     7666   400962 SH       SOLE                   113591    10034   277337
CACI INTERNATIONAL INC CL      COM              127190304     8675   177581 SH       SOLE                    50190     4656   122735
CAPITOL BANCORP LTD            COM              14056D105        3      108 SH       SOLE                      108
CHECKFREE CORPORATION          COM              162813109     6494   161553 SH       SOLE                    51093     5362   105098
                                                                 4      100 SH       OTHER                                       100
CITADEL BROADCASTING CORP      COM              17285T106     8542  1324361 SH       SOLE                   390097    25705   908559
CITIGROUP INC COM              COM              172967101     3611    70403 SH       SOLE                    37025             33378
COCA-COLA CO USD               COM              191216100     4136    79075 SH       SOLE                    41238             37837
CONOCOPHILLIPS                 COM              20825C104     4304    54830 SH       SOLE                    27134             27696
CSG SYS INTL INC               COM              126349109     8610   324780 SH       SOLE                    93570     8666   222544
DYNEGY INC DEL CL A            COM              26817G102    15341  1625068 SH       SOLE                   458824    43848  1122396
FEDERATED INVS INC PA CL B     COM              314211103     8712   227287 SH       SOLE                    65315     6160   155812
FISERV INC COM CHANGE IN STATE COM              337738108     4115    72451 SH       SOLE                    30669     2996    38786
GENERAL ELECTRIC CO CVRS CTFS  COM              369604103     4003   104568 SH       SOLE                    54728             49840
HANESBRANDS INC COM            COM              410345102     9134   337912 SH       SOLE                    87992     9267   240653
HARLEY DAVIDSON INC            COM              412822108     7691   129027 SH       SOLE                    38668     2582    87777
HOSPIRA INC COM                COM              441060100    18372   470585 SH       SOLE                    80999     3791   385795
JACKSON HEWITT TAX SVC INC COM COM              468202106    12749   453525 SH       SOLE                    64271     6493   382761
KITE RLTY GROUP TR COM         COM              49803T102     1818    95591 SH       SOLE                    61369             34222
KRAFT FOODS INC CL A OOD-LOT P COM              50075N104     3317    94092 SH       SOLE                    45093     3020    45979
MICROSTRATEGY INC CL A NEW     COM              594972408    18554   196359 SH       SOLE                    42600     2890   150869
NATIONAL CITY CORP             COM              635405103     3687   110661 SH       SOLE                    52370     5305    52986
SYMANTEC CORP                  COM              871503108     8712   431294 SH       SOLE                   129295    12115   289884
UNITED HEALTH GROUP INC N/C FR COM              91324P102     8029   156999 SH       SOLE                    39572     4595   112832